MERRIMAC SERIES

Merrimac Cash Series
Merrimac Prime Series
Merrimac Treasury Series
Merrimac Treasury Plus Series
Merrimac U.S. Government Series
Merrimac Municipal Series

Institutional Class

Supplement dated October 24, 2006 to the Prospectus dated May 1, 2006

Effective October 24, 2006, the Prospectus of the Merrimac Series (the “Trust”) dated May 1, 2006 is hereby supplemented and amended as follows:

The following table replaces the one found in the “Shareholder Information” section under the heading “Other Information” on page 17 of the Prospectus:

Cash Series	5:00 p.m. (ET)
Prime Series	4:00 p.m. (ET)
Treasury Series	2:00 p.m. (ET)
Treasury Plus Series	5:00 p.m. (ET)
U.S. Government Series	5:00 p.m. (ET)
Municipal Series	12:00 p.m. (ET)

The following table replaces the one found in the “Redemptions” section on page 18 of the Prospectus:

Cash Series	5:00 p.m. (ET)
Prime Series	4:00 p.m. (ET)
Treasury Series	2:00 p.m. (ET)
Treasury Plus Series	5:00 p.m. (ET)
U.S. Government Series	5:00 p.m. (ET)
Municipal Series	12:00 p.m. (ET)

The following replaces the similar paragraph found in the “Valuation of Shares” section on page 19 of the Prospectus:

Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m.(ET) for the Prime Series, and as of 5:00 p.m. (ET) for the Cash Series, the Treasury Plus Series and the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

MERRIMAC SERIES

Merrimac Cash Series
Merrimac Prime Series
Merrimac Treasury Series
Merrimac Treasury Plus Series
Merrimac U.S. Government Series
Merrimac Municipal Series

Investment Class

Supplement dated October 24, 2006 to the Prospectus dated May 1, 2006

Effective October 24, 2006, the Prospectus of the Merrimac Series (the “Trust”) dated May 1, 2006 is hereby supplemented and amended as follows:

The following table replaces the one found in the “Shareholder Information” section under the heading “Other Information” on page 17 of the Prospectus:

Cash Series	5:00 p.m. (ET)
Prime Series	4:00 p.m. (ET)
Treasury Series	2:00 p.m. (ET)
Treasury Plus Series	5:00 p.m. (ET)
U.S. Government Series	5:00 p.m. (ET)
Municipal Series	12:00 p.m. (ET)

The following table replaces the one found in the “Redemptions” section on page 18 of the Prospectus:

Cash Series	5:00 p.m. (ET)
Prime Series	4:00 p.m. (ET)
Treasury Series	2:00 p.m. (ET)
Treasury Plus Series	5:00 p.m. (ET)
U.S. Government Series	5:00 p.m. (ET)
Municipal Series	12:00 p.m. (ET)

The following replaces the similar paragraph found under the heading “Valuation of Shares” on page 19 of the Prospectus:

Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m.(ET) for the Prime Series, and as of 5:00 p.m. (ET) for the Cash Series, the Treasury Plus Series and the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

MERRIMAC SERIES

Merrimac Prime Series
Merrimac Treasury Series
Merrimac Treasury Plus Series
Merrimac Municipal Series

Nottingham Class

Supplement dated October 24, 2006 to the Prospectus dated May 1, 2006

Effective October 24, 2006, the Prospectus of the Merrimac Series (the “Trust”) dated May 1, 2006 is hereby supplemented and amended as follows:

The following table replaces the one found in the “Shareholder Information” section under the heading “Other Information” on page 14 of the Prospectus:

Prime Series	4:00 p.m. (ET)
Treasury Series	2:00 p.m. (ET)
Treasury Plus Series	5:00 p.m. (ET)
Municipal Series	12:00p.m. (ET)

The following table replaces the one found in the “Redemptions” section on page 14 of the Prospectus:

Prime Series	4:00 p.m. (ET)
Treasury Series	2:00 p.m. (ET)
Treasury Plus Series	5:00 p.m. (ET)
Municipal Series	12:00p.m. (ET)

The following replaces the similar paragraph found under the heading “Valuation of Shares” on page 15 of the Prospectus:

Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Prime Series and as of 5:00 p.m. (ET) for the Treasury Plus Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

MERRIMAC SERIES

Merrimac Cash Series
Merrimac U.S. Government Series

Nottingham Class

Supplement dated October 24, 2006 to the Prospectus dated May 1, 2006

Effective October 24, 2006, the Prospectus of the Merrimac Series (the “Trust”) dated May 1, 2006 is hereby supplemented and amended as follows:

The following table replaces the one found in the “Shareholder Information” section under the heading “Other Information” on page 9 of the Prospectus:

Cash Series	5:00 p.m. (ET)
U.S. Government Series	5:00 p.m. (ET)

The following table replaces the one found in the “Redemptions” section on page 9 of the Prospectus:

Cash Series	5:00 p.m. (ET)
U.S. Government Series	5:00 p.m. (ET)

The following replaces the similar paragraph found under the heading “Valuation of Shares” on page 11 of the Prospectus:

Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 5:00 p.m. (ET) for the Cash Series and the Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

MERRIMAC SERIES

Merrimac Cash Series
Merrimac Prime Series
Merrimac Treasury Series
Merrimac Treasury Plus Series
Merrimac U.S. Government Series
Merrimac Municipal Series

Premium Class

Supplement dated October 24, 2006 to the Prospectus dated May 1, 2006

Effective October 24, 2006, the Prospectus of the Merrimac Series (the “Trust”) dated May 1, 2006 is hereby supplemented and amended as follows:

The following table replaces the one found in the “Shareholder Information” section under the heading “Other Information” on page 17 of the Prospectus:

Cash Series	5:00 p.m. (ET)
Prime Series	4:00 p.m. (ET)
Treasury Series	2:00 p.m. (ET)
Treasury Plus Series	5:00 p.m. (ET)
U.S. Government Series	5:00 p.m. (ET)
Municipal Series	12:00 p.m. (ET)

The following table replaces the one found in the “Redemptions” section on page 18 of the Prospectus:

Cash Series	5:00 p.m. (ET)
Prime Series	4:00 p.m. (ET)
Treasury Series	2:00 p.m. (ET)
Treasury Plus Series	5:00 p.m. (ET)
U.S. Government Series	5:00 p.m. (ET)
Municipal Series	12:00 p.m. (ET)

The following replaces the similar paragraph found under the heading “Valuation of Shares” on page 19 of the Prospectus:

Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m.(ET) for the Prime Series, and as of 5:00 p.m. (ET) for the Cash Series, the Treasury Plus Series and the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

MERRIMAC SERIES

Merrimac Cash Series
Merrimac Prime Series
Merrimac Treasury Series
Merrimac Treasury Plus Series
Merrimac U.S. Government Series
Merrimac Municipal Series

Reserve Class

Supplement dated October 24, 2006 to the Prospectus dated May 1, 2006

Effective October 24, 2006, the Prospectus of the Merrimac Series (the “Trust”) dated May 1, 2006 is hereby supplemented and amended as follows:

The following table replaces the one found in the “Shareholder Information” section under the heading “Other Information” on page 17 of the Prospectus:

Cash Series	5:00 p.m. (ET)
Prime Series	4:00 p.m. (ET)
Treasury Series	2:00 p.m. (ET)
Treasury Plus Series	5:00 p.m. (ET)
U.S. Government Series	5:00 p.m. (ET)
Municipal Series	12:00 p.m. (ET)

The following table replaces the one found in the “Redemptions” section on page 18 of the Prospectus:

Cash Series	5:00 p.m. (ET)
Prime Series	4:00 p.m. (ET)
Treasury Series	2:00 p.m. (ET)
Treasury Plus Series	5:00 p.m. (ET)
U.S. Government Series	5:00 p.m. (ET)
Municipal Series	12:00 p.m. (ET)

The following replaces the similar paragraph found under the heading “Valuation of Shares” on page 19 of the Prospectus:

Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m.(ET) for the Prime Series, and as of 5:00 p.m. (ET) for the Cash Series, the Treasury Plus Series and the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).